Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000130431 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	$ 1,000,000		$ 1,051,786	$ 1,061,484	$ 1,064,011	$ 1,184,852	$ 1,228,234	$ 1,412,009	$ 1,272,716	$ 1,234,837	$ 1,426,363	$ 1,595,200
C000088315 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,516	10,602	10,614	11,811	12,242	14,050	12,649	12,266	14,163	15,828
C000088314 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		10,412	10,388	10,299	11,346	11,637	13,225	11,792	11,317	12,943	14,318
C000088313 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Accumulated Value	9,426		9,885	9,931	9,926	11,015	11,391	13,047	11,722	11,340	13,058	14,560
USD 30 Day Compounded C000130431 SOFR [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,004,300	1,014,142	1,032,498	1,057,588	1,067,423	1,068,598	1,077,787	1,128,120	1,188,023	1,234,600
MSCI World C000130431 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,011,800	1,242,187	1,256,596	1,416,058	1,477,798	2,075,125	1,691,642	1,868,926	2,498,380	3,049,000
Bloomberg Global Aggregate C000130431 Index Hedged [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,051,700	1,064,636	1,066,765	1,180,589	1,231,590	1,221,368	1,073,338	1,091,800	1,200,106	1,263,700
USD 30 Day Compounded SOFR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		USD 30-Day Compounded SOFR
Accumulated Value	10,000		10,043	10,141	10,325	10,576	10,674	10,686	10,778	11,281	11,880	12,346
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (broad-based index)
Accumulated Value	10,000		10,118	12,422	12,566	14,161	14,778	20,751	16,916	18,689	24,984	30,490
Bloomberg Global Aggregate Index Hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index (Hedged) (broad-based index)
Accumulated Value	$ 10,000		$ 10,517	$ 10,646	$ 10,668	$ 11,806	$ 12,316	$ 12,214	$ 10,733	$ 10,918	$ 12,001	$ 12,637